Cover	Apr. 02, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2021
Entity File Number	001-40051
Entity Registrant Name	Churchill Capital Corp VII
Entity Central Index Key	0001828248
Entity Tax Identification Number	85-3420354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock Par Value Dollar 0. 0001and One Fifth Of One Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 and one-fifth of one warrant
Trading Symbol	CVII.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CVII
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of Dollar 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CVII WS
Security Exchange Name	NYSE